Related party transactions	12 Months Ended
May 31, 2020
Disclosure of transactions between related parties [abstract]
Related party transactions
7.	Related party transactions

Key management personnel compensation for the year ended May 31, 2020 and 2019 was comprised of:

	For the year ended May 31,
	2020	2019
Salaries	$6,863	$5,140
Share-based compensation	5,037	11,854

	$11,900	$16,994

Directors and officers of the Company control 0.12% or 353,442 of the voting shares of the Company.
As at May 31, 2020, a balance paid to an officer and director of the Company of $801 is included within prepaid and other current assets.
During the year, the Company issued 165,100 deferred share units to directors of the Company under the terms of the Company’s Omnibus Long-Term Incentive Plan.
During the year, the Company issued 1,575,848 restricted share units to officers and directors of the Company under the terms of the Company’s Omnibus Long-Term Incentive Plan. 1,127,698 restricted share units issued to an officer and director of the Company vest upon the achievement of specified performance measures. 50,000 vested immediately, 86,746 vest June 1, 2020 and the remaining vest over two years.
During the year, the Company issued 1,200,962 stock options to officers of the Company, under the terms of the Company’s Omnibus Long-Term Incentive Plan.